EQUITY INFORMATION	9 Months Ended
Mar. 31, 2025
EQUITY INFORMATION
EQUITY INFORMATION

9.   EQUITY INFORMATION

Capital issued

As of March 31, 2025, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 62,712,602 ordinary shares issued and outstanding, (iii) 1,000,000 preferred shares ($0.0001 par value) authorized, (iv) no preferred shares issued and outstanding, (v) 3,918,381 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,402,692 shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.